FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details ) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Amounts Receivable	$ 5,565,000	$ 254,000
Total Lease Liabilities	1,320,000
CAD
Statement [Line Items]
Cash	1,393	1,839
Amounts Receivable	72	594
Loans Receivable	0
Trade Payables	(40)	(581)
Accrued Liabilities	(589)	(120)
Total Lease Liabilities	0	0
Long Term Debt	0	0
Net Carrying Value	836	1,732
COP
Statement [Line Items]
Cash	4,451,775	889,204
Amounts Receivable	15,775,755	1,478,432
Loans Receivable	0
Trade Payables	(5,398,068)	(4,032,077)
Accrued Liabilities	(2,120,869)	0
Total Lease Liabilities	(1,690,797)	(1,126,542)
Long Term Debt	(72,963)	(1,098,081)
Net Carrying Value	10,944,833	(3,889,064)
EUR
Statement [Line Items]
Cash	896	118
Amounts Receivable	0	0
Loans Receivable	0
Trade Payables	0	0
Accrued Liabilities	0	0
Total Lease Liabilities	0	0
Long Term Debt	0	0
Net Carrying Value	896	$ 118
CHF
Statement [Line Items]
Cash	0
Amounts Receivable	0
Loans Receivable	250
Trade Payables	0
Accrued Liabilities	0
Total Lease Liabilities	0
Long Term Debt	0
Net Carrying Value	$ 250